Income Taxes - Unrecognized Deferred Income Tax Assets (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 74,872	R$ 247,677	R$ 224,070
Deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	15,761	52,139	54,305
Income tax loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 59,111	R$ 195,538	R$ 169,765